Condensed Consolidated Statement of Operations - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended
	Jan. 31, 2021	Jun. 30, 2021	Jun. 30, 2020	Jul. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Costs and expenses:
General and administrative	$ 3,475			$ 814,424
Depreciation and amortization	5			664
Total costs and expenses	3,480			815,088
Other expense
Interest expense				(2,016)
Total other expense				(2,016)
Operating loss	(3,480)			(815,088)
Other income (expense)
Net loss	$ (3,480)			$ (817,104)
Basic and diluted weighted average redeemable common shares outstanding (in Shares)				436
Basic and diluted net loss per redeemable common share (in Dollars per share)				$ (1,874.09)
GOOD WORKS ACQUISITION CORP. [Member]
Costs and expenses:
Total costs and expenses		$ 230,535	$ 2,000		$ 462,987	$ 153,657	$ 2,000
Other expense
Business combination expenses		859,590			1,569,432
Operating loss		(1,090,125)	(2,000)		(2,032,419)	(153,657)	(2,000)
Other income (expense)
Interest income		12,113			49,769	27,342
Change in warrant liability		34,540			(76,332)	19,284
Total other income (expense)		46,653			(26,563)	46,626
Net loss		$ (1,043,472)	$ (2,000)		$ (2,058,982)	$ (107,031)	$ (2,000)
Basic and diluted weighted average redeemable common shares outstanding (in Shares)		17,000,000			16,818,439	16,723,356
Basic and diluted net loss per redeemable common share (in Dollars per share)		$ 0.00			$ 0.00	$ 0.00
Basic and diluted weighted average non-redeemable common shares outstanding (in Shares)		4,478,000	0		4,659,492	4,483,216	0
Basic and diluted net loss per non-redeemable common share (in Dollars per share)		$ (0.23)			$ (0.44)	$ (0.02)